GMO Asset Allocation Bond Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	189 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent		(11.73%)	(1.69%)	(0.38%)	1.30%
Performance Inception Date	Mar. 18, 2009
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(13.48%)	(2.78%)	(1.66%)	(0.06%)
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(6.93%)	(1.68%)	(0.79%)	0.50%
Class VI | FTSE 3-Month Treasury Bill Index (Fund benchmark) (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	2.54%	1.79%	1.16%
Class VI | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%	2.63%